UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02338
Allmerica Securities Trust
(Exact name of registrant as specified in charter)
440 Lincoln Street Worcester, Massachusetts	01653
(Address of principal executive offices)	(Zip code)
Sheila B. St. Hilaire, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(508) 855-1000
Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 0.8%
	Freddie Mac - 0.8%
$321,254	5.00%, 05/15/21 - 02/15/34	NR	$305,998
335,000	5.50%, 09/15/34	NR	324,579
81,922	6.00%, 10/15/07	NR	82,102
			712,679
	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $724,764)		712,679

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT OBLIGATIONS - 7.9%
	U.S. Treasury Bond - 2.8%
$1,145,000	5.38%, 02/15/31 (a)	NR	$1,205,291
270,000	6.25%, 08/15/23 (a)	NR	306,218
705,000	8.00%, 11/15/21	NR	926,084
			2,437,593
	U.S. Treasury Note - 5.1%
465,000	3.13%, 01/31/07	NR	458,443
485,000	3.88%, 02/15/13 (a)	NR	457,302
755,000	4.25%, 01/15/11 (a)	NR	736,272
900,000	4.25%, 08/15/14 (a)	NR	861,433
465,000	4.50%, 02/28/11 (a)	NR	458,225
1,365,000	5.00%, 08/15/11 (a)	NR	1,376,997
			4,348,672
	Total U.S. Government Obligations (Cost $6,974,049)		6,786,265

Par Value		Moody’s Ratings	Value
CORPORATE NOTES AND BONDS - 75.0%
	Auto Manufacturers - 1.3%
$500,000	DaimlerChrysler North America Holding Corp.
	7.30%, 01/15/12	A3	$528,337
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	584,941
			1,113,278

	Banks - 8.8%
$880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	$851,854
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	484,979
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,047,739
500,000	Firstar Bank
	7.13%, 12/01/09	Aa2	528,353
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	Aa3	420,381
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	437,136
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	417,858
350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	356,344
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	135,267
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	497,931
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	472,341
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	442,341
1,000,000	Zions Bancorporation
	5.50%, 11/16/15	Baa1	975,613
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	435,574
			7,503,711
	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	A2	202,668
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	509,908
			712,576
	Cosmetics & Personal Care - 1.6%
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	298,878
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,100,143
			1,399,021
	Diversified Financial Services - 13.6%
500,000	American Express Co.
	3.75%, 11/20/07	A1	488,591
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	567,170

$725,000	Capital One Bank
	4.88%, 05/15/08	A3	$717,674
1,900,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	1,816,178
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	507,782
500,000	General Electric Capital Corp.
	4.88%, 10/21/10	Aaa	489,782
450,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	433,711
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	452,201
500,000	Household Finance Corp.
	8.00%, 07/15/10	Aa3	545,574
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	417,602
110,870	Jones (Edward D.) & Co., LP (b) (c)
	7.95%, 04/15/06	NR	110,980
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	488,943
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Aa1	592,705
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Aa2	352,677
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Aa2	93,474
1,630,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,520,779
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	519,349
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	601,491
450,000	Textron Financial Corp.
	5.13%, 02/03/11	A3	442,105
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	502,595
			11,661,363
	Electric - 4.4%
505,000	Centerpoint Energy, Inc.
	5.88%, 06/01/08	Ba1	507,577
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	368,386
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	434,488
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	572,729

$450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	$465,631
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	555,387
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	440,361
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	468,705
			3,813,264
	Environmental Control - 1.1%
450,000	Allied Waste North America (a)
	6.50%, 11/15/10	B2	444,375
500,000	Allied Waste North America
	8.50%, 12/01/08	B2	525,625
			970,000
	Food - 6.4%
1,500,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	1,619,309
296,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	301,545
470,000	Kroger Co.
	5.50%, 02/01/13	Baa2	457,253
450,000	Kroger Co.
	6.20%, 06/15/12	Baa2	456,125
350,000	Kroger Co.
	6.38%, 03/01/08	Baa2	355,247
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	463,492
1,000,000	Safeway, Inc.
	7.25%, 02/01/31	Baa2	1,059,680
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	813,356
			5,526,007
	Forest Products & Paper - 1.7%
1,000,000	Georgia-Pacific Group
	7.25%, 06/01/28	Ba2	945,000
500,000	International Paper Co.
	5.50%, 01/15/14	Baa3	479,438
			1,424,438
	Health Care-Products - 0.2%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	136,505
	Health Care-Services - 1.0%
900,000	Wellpoint Inc.
	5.25%, 01/15/16	Baa1	867,909

	Home Builders - 1.7%
$920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	$899,789
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	539,805
			1,439,594
	Household Products & Wares - 1.0%
900,000	Fortune Brands Inc.
	5.38%, 01/15/16	Baa2	863,888
	Lodging - 2.0%
900,000	Harrah’s Operating Co., Inc.
	5.75%, 10/01/17	Baa3	852,210
500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	508,470
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba1	380,625
			1,741,305
	Media - 4.4%
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa2	576,661
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	282,480
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa3	529,777
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	693,000
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa2	522,051
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa2	322,898
850,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	881,190
			3,808,057
	Metal Fabricate & Hardware - 1.2%
1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	983,808
	Oil & Gas - 5.5%
900,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	853,774
944,908	Caithness Coso Funding Corp. (d)
	5.49%, 06/15/19	Baa3	918,073
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	477,103
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	543,273
950,000	Enterprise Products Operating, LP
	5.00%, 03/01/15	Baa3	881,421

$600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa2	$608,302
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	436,703
			4,718,649
	Packaging & Containers - 3.1%
1,750,000	Packaging Corp. of America
	5.75%, 08/01/13	Ba1	1,696,380
970,000	Sealed Air Corp. (d)
	5.63%, 07/15/13	Baa3	942,750
			2,639,130
	Pharmaceuticals - 4.1%
500,000	AmerisourceBergen Corp. (d)
	5.88%, 09/15/15	Ba2	491,780
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	859,695
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	764,466
1,000,000	Mylan Laboratories Inc.
	5.75%, 08/15/10	Ba1	987,500
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	376,467
			3,479,908
	Pipelines - 1.1%
500,000	Gulfstream Natural Gas System LLC (d)
	5.56%, 11/01/15	Baa2	490,465
500,000	Magellan Midstream Partners
	5.65%, 10/15/16	Baa3	486,475
			976,940
	Retail - 3.1%
595,000	Home Depot, Inc.
	3.75%, 09/15/09	Aa3	566,380
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Baa3	519,124
900,000	J.C. Penney Co., Inc.
	7.95%, 04/01/17	Baa3	1,020,155
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	539,525
			2,645,184
	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	449,700
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	442,449
			892,149
	Telecommunications - 3.1%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A2	516,722

$500,000	Nextel Communications, Inc.
	5.95%, 03/15/14	Baa2	$495,013
400,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	379,655
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa2	692,058
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa2	123,808
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	Baa1	445,608
			2,652,864
	Transportation - 2.8%
900,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	931,465
189,000	CSX Transportation, Inc.
	9.75%, 06/15/20	Baa2	251,653
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa1	350,210
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	231,537
380,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	397,045
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	255,186
			2,417,096
	Total Corporate Notes and Bonds (Cost $65,208,515)		64,386,644

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 4.0%
$780,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2, CMO
	4.72%, 11/11/35	Aaa	$750,911
250,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	261,126
140,390	Capital One Auto Finance Trust, Series 2003-A, Class A4A
	2.47%, 01/15/10	Aaa	137,890
300,000	Citibank Credit Card Issuance Trust, Series 2000-A3
	6.88%, 11/16/09	Aaa	307,614
710,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	739,266

$500,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO
	6.94%, 07/13/30	Aaa	$506,344
750,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (e)
	4.74%, 11/13/36	AAA	718,655
	Total Asset-Backed and Mortgage-Backed Securities (Cost $3,584,560)		3,421,806

Par Value		Moody’s Ratings	Value
FOREIGN GOVERNMENT OBLIGATIONS (h) - 1.8%
$450,000	Province of British Columbia
	5.38%, 10/29/08	Aa1	$452,978
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	547,032
500,000	Province of Quebec
	6.13%, 01/22/11	A1	516,883
	Total Foreign Government Obligations (Cost $1,506,352)		1,516,893

Par Value		Moody’s Ratings	Value
FOREIGN BONDS (h) - 8.8%
$500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	$576,117
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa2	706,391
450,000	British Telecom, Plc (f)
	8.38%, 12/15/10	Baa1	501,927
375,000	Burlington Resources Finance Co.
	7.40%, 12/01/31	A3	446,038
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	437,266
355,000	Canadian Pacific, Ltd.
	9.45%, 08/01/21	Baa2	479,512
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A1	584,775
890,000	Domtar, Inc.
	5.38%, 12/01/13	B1	729,800
450,000	Norske Skog Canada, Ltd.
	7.38%, 03/01/14	B1	425,250
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	718,992
900,000	Telecom Italia Capital SA
	5.25%, 10/01/15	Baa2	837,394
500,000	Telus Corp.
	7.50%, 06/01/07	Baa2	511,299

$230,000	Tembec Industries, Inc. (a)
	8.50%, 02/01/11	Ca	$133,975
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	486,555
	Total Foreign Bonds (Cost $7,721,003)		7,575,291

Shares		Moody’s Ratings	Value
INVESTMENT COMPANY - 0.2%
164,594	Marshall Money Market Fund	NR	$164,594
	Total Investment Company (Cost $164,594)		164,594

Par Value		Moody’s Ratings	Value
SHORT TERM INVESTMENTS (i) (j) - 6.0%
$2,000,000	Rabobank Nederland
	4.85%, 04/03/06	NR	$2,000,000
3,100,720	Svenska Handlesbanken
	4.85%, 04/03/06	NR	3,100,720
	Total Short Term Investments (Cost $5,100,720)		5,100,720
Total Investments - 104.5% (Cost $90,984,557)			89,664,892
Net Other Assets and Liabilities - (4.5)%			(3,859,104)
Total Net Assets - 100.0%			$85,805,788

(a)	All or a poriton of this security is out on loan at March 31, 2006; the value of securities loaned amounted to $4,981,942.
(b)

Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2006, these securities amounted to $110,980 or 0.1% of net assets.

(c)	Security is valued by management.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2006, these securities amounted to $2,843,068 or 3.3% of net assets.

(e)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.
(f)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(g)	Pass Through Certificates.
(h)	U.S. currency denominated.
(i)	Effective yield at time of purchase.
(j)	Investments made with cash collateral received from securities on loan.

CMO	Collateralized Mortgage Obligation (Pay Through Certificate)
MTN	Medium Term Note
NR	Not Rated

Major Class Concentration of Investments
as a Percentage of Net Assets:

Corporate Notes And Bonds	75.0%
Foreign Bonds	8.8
U.S. Government Obligations	7.9
Short Term Investments	6.0
Asset-Backed And Mortgage-Backed Securities	4.0
Foreign Government Obligations	1.8
U.S. Government Agency Mortgage-Backed Obligation	0.8
Investment Company	0.2
Net Other Assets and Liabilities	(4.5)
Total	100.0%

FEDERAL INCOME TAX INFORMATION

At March 31, 2006, the aggregate cost of investment securities for tax purposes was $91,888,404. Net unrealized appreciation (depreciation) aggregated $(2,223,512), of which $8,594 related to appreciated investment securities and $(2,232,106) related to depreciated investment securities.

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating		S&P Ratings
Aaa	4.7%	AAA	0.8%
Aa	15.9%
A	17.0%
Baa	34.6%
Ba	10.0%
B	2.4%
Ca	0.2%
NR (Not Rated)	14.4%
	99.2%

NOTES TO PORTFOLIO OF INVESTMENTS

SECURITY VALUATION

Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

At March 31, 2006, one security with a value of $110,980 or 0.1% of net assets was valued by management under the direction of the Board of Trustees.

SECURITIES LENDING

Allmerica Securities Trust (the “Trust”), using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the securities loaned and the collateral held at period end is included in a footnote at the end of the Trust’s portfolio of investments.

RESTRICTED SECURITIES

At March 31, 2006, the Trust owned the following restricted security constituting 0.1% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The disposal of restricted securities may involve time-consuming negotiations and expense; a prompt sale at an acceptable price may be difficult. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

	Date of	Par	Cost at
Issuer	Acquisition	Amount	Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$110,870	$110,870	$110,980

Item 2.              Controls and Procedures.

(a)           The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)          Changes to internal control over financial reporting:  Not Applicable

Item 3.              Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 3.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust
By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
Date:	May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)
Date:	May 8, 2006
By:	/s/ Paul S. Bellany
Paul S. Bellany
Assistant Vice President and Treasurer
(Principal Financial Officer)
Date:	May 8, 2006